SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE (Details) (USD $)	12 Months Ended						36 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011	Dec. 31, 2011 Seventy Fifth Percentile Or Above [Member]		Dec. 31, 2011 Fiftieth Percentile [Member]		Dec. 31, 2011 Thirty Fifth Percentile Or Below [Member]		Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Awards [Member]	Dec. 31, 2008 Collared Accelerated Share Acquisition Program, April 2008 [Member]	Dec. 31, 2011 Collared Accelerated Share Acquisition Program, September 2010 [Member]	Dec. 31, 2010 Collared Accelerated Share Acquisition Program, September 2010 [Member]	Dec. 31, 2011 Out Of The Money Stock Options [Member]	Dec. 31, 2010 Out Of The Money Stock Options [Member]	Dec. 31, 2009 Out Of The Money Stock Options [Member]	Dec. 31, 2011 In The Money Stock Options	Dec. 31, 2010 In The Money Stock Options	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2009 Restricted Stock	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Southern California Gas Company [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]
Earnings Per Share Numerator [Abstract]
Earnings	$ 1,331,000,000	[1]	$ 709,000,000	[1]	$ 1,119,000,000	[1]																					$ 436,000,000	$ 374,000,000	$ 349,000,000	$ 288,000,000	$ 287,000,000	$ 274,000,000
Earnings Per Share Denominator [Abstract]
Weighted-average common shares outstanding for basic EPS	239,720,000	[1]	244,736,000	[1]	243,339,000	[1]
Dilutive effect of stock options, restricted stock awards and restricted stock units	1,803,000		3,206,000		4,045,000
Weighted-average common shares outstanding for diluted EPS	241,523,000	[1]	247,942,000	[1]	247,384,000	[1]
Earnings Per Share [Abstract]
Basic earnings per common share	$ 5.55	[1]	$ 2.90	[1]	$ 4.60	[1]
Diluted earnings per common share	$ 5.51	[1]	$ 2.86	[1]	$ 4.52	[1]
Antidilutive Securities Excluded From Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share																			2,083,275	2,138,800	1,504,250	900	9,900	4,109,717	2,008,413	1,058,521
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Common Stock, Shares Authorized	750,000,000		750,000,000				750,000,000																				255,000,000	255,000,000		100,000,000	100,000,000
Preferred Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Preferred Stock, Shares Authorized	50,000,000		50,000,000				50,000,000
Employee Stock Ownership Plan (ESOP), Shares in ESOP [Abstract]
Employee Stock Ownership Plan (ESOP), Shares in ESOP	153,625		504,440		868,173		153,625
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common Stock, Shares, Outstanding, Beginning Balance	240,447,416		246,507,865		243,324,281		243,324,281																				117,000,000			91,000,000
Stock Issued During Period, Shares, Savings Plan Issuance			560,600		1,021,023
Shares Held In Employee Stock Ownership Plan, Released	350,815		363,733		309,023		1,000,000
Stock Issued During Period, Shares, Stock Options Exercised	958,126		912,725		1,835,184
Stock Issued During Period, Shares, Restricted Stock Award, Gross	11,876				37,233
Stock Issued During Period, Shares, Dividend Reinvestment Plan			217,772	[2]	381,167	[2]
Stock Issued During Period, Shares, Restricted Stock Units, Vesting	2,625	[2]
Stock Repurchased and Retired During Period, Shares	(1,836,177)		(8,108,579)		(396,046)
Stock Issued During Period, Shares, Restricted Stock Award, Forfeited			(6,700)		(4,000)
Common Stock, Shares, Outstanding, Ending Balance	239,934,681		240,447,416		246,507,865		239,934,681																				117,000,000	117,000,000		91,000,000	91,000,000
Common Stock Repurchase Program [Abstract]
Authorized Share Repurchase Program, Maximum Repurchase, Amount	2,000,000,000						2,000,000,000
Authorized Share Repurchase Program, Maximum Repurchase, Shares	40,000,000						40,000,000
Accelerated Share Repurchases [Line Items]
Accelerated Share Repurchases, Settlement Payment or Receipt																$ 1,000,000,000		$ 500,000,000
Accelerated Share Repurchases, Shares Received																18,416,241	9,574,435
Accelerated Share Repurchases, Final Price Paid Per Share																$ 54.30	$ 52.22
Accelerated Share Repurchases, Initial Share Delivery																		5,670,006
Accelerated Share Repurchases, Interim Share Delivery																	1,496,435	2,407,994
Schedule of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage minimum														0.00%	0.00%
Contractual vesting percentage maximum														150.00%	100.00%
Total Shareholder Return Ranking [Line Items]
Common Shares Received For Each Restricted Stock Unit								1.5	[3]	1	[3]	0	[3]

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[2]	Includes dividend equivalents.
[3]	Participants may also receive additional shares for dividend equivalents on shares subject to restricted stock units, which are reinvested to purchase additional shares that become subject to the same vesting conditions as the restricted stock units to which the dividends relate.